International Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (95.1%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (5.1%)
Baidu, Inc., ADR *	China	150,000	13,805
Deutsche Telekom AG	Germany	1,028,700	38,091
Grupo Televisa SAB, ADR	Mexico	1,850,000	3,238
Liberty Global, Ltd. - Class A *	Belgium	155,000	1,784
Liberty Global, Ltd. - Class C *	Belgium	287,000	3,435
Millicom International Cellular SA	Guatemala	360,000	10,897
NetEase, Inc., ADR	China	101,700	10,467
Sunrise Communications AG - Class A, ADR *	Switzerland	88,400	4,269
Tencent Holdings, Ltd.	China	269,200	17,157

Total			103,143

Consumer Discretionary (11.5%)
adidas AG	Germany	26,000	6,089
Alibaba Group Holding, Ltd., ADR	China	305,700	40,423
Booking Holdings, Inc.	United States	7,000	32,248
Coupang, Inc. *	South Korea	1,089,100	23,884
Entain PLC	United Kingdom	1,950,337	14,696
Flutter Entertainment PLC *	United Kingdom	24,400	5,406
Honda Motor Co., Ltd.	Japan	1,687,500	15,310
JD.com, Inc., ADR	China	581,500	23,911
Kering SA	France	51,000	10,592
Ollamani SAB *	Mexico	462,500	1,028
Prosus NV *	China	664,186	30,985
Stellantis NV	United States	1,183,500	13,253
Yum China Holdings, Inc.	China	325,900	16,966

Total			234,791

Consumer Staples (7.9%)
Anheuser-Busch InBev SA/NV	Belgium	578,350	35,612
Beiersdorf AG	Germany	101,500	13,140
Danone SA	France	303,800	23,280
Diageo PLC	United Kingdom	692,000	18,052
Imperial Brands PLC	United Kingdom	881,700	32,606
Reckitt Benckiser Group PLC	United Kingdom	229,278	15,493
Seven & i Holdings Co., Ltd.	Japan	519,500	7,550
Wal-Mart de Mexico SAB de CV	Mexico	5,724,500	15,765

Total			161,498

Energy (5.9%)
BP PLC	United States	2,522,000	14,225
Equinor ASA	Norway	208,500	5,522
Suncor Energy, Inc.	Canada	849,600	32,896
TC Energy Corp.	Canada	398,900	18,832
TotalEnergies SE	France	750,300	48,492

Total			119,967

Financials (21.8%)
Aegon, Ltd.	Netherlands	2,150,000	14,142
AIA Group, Ltd.	Hong Kong	2,014,200	15,226
Aviva PLC	United Kingdom	3,763,000	27,118
Axis Bank, Ltd.	India	2,775,000	35,731
Banco Santander SA	Spain	10,466,000	70,493
Barclays PLC	United Kingdom	14,186,100	53,270

Common Stocks (95.1%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
BNP Paribas SA	France	867,100	72,214
Credicorp, Ltd.	Peru	132,500	24,666
HDFC Bank, Ltd.	India	1,913,300	40,753
Prudential PLC	Hong Kong	2,652,100	28,613
UBS Group AG	Switzerland	1,698,600	52,048
XP, Inc. - Class A	Brazil	730,000	10,038

Total			444,312

Health Care (15.6%)
Bayer AG	Germany	802,414	19,154
Fresenius Medical Care AG	Germany	592,500	29,262
GSK PLC	United States	3,113,400	59,463
Haleon PLC	United States	6,307,300	31,924
Novartis AG	United States	510,800	56,820
Olympus Corp.	Japan	864,000	11,348
Roche Holding AG	United States	134,200	44,125
Sanofi SA	United States	592,500	65,655

Total			317,751

Industrials (9.7%)
Ashtead Group PLC	United Kingdom	543,200	29,334
Cellnex Telecom SA	Spain	89,943	3,193
Daikin Industries, Ltd.	Japan	142,000	15,417
Deutsche Post AG	Germany	615,900	26,289
Johnson Controls International PLC	United States	691,000	55,356
Mitsubishi Electric Corp.	Japan	1,406,000	25,671
Nidec Corp.	Japan	320,000	5,358
Schneider Electric SE	United States	75,500	17,477
Smiths Group PLC	United Kingdom	814,900	20,410

Total			198,505

Information Technology (6.2%)
Brother Industries, Ltd.	Japan	319,000	5,765
Infineon Technologies AG	Germany	763,800	25,224
Kyocera Corp.	Japan	1,141,000	12,858
Murata Manufacturing Co., Ltd.	Japan	792,000	12,314
Samsung Electronics Co., Ltd.	South Korea	40,000	1,584
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,641,400	45,759
TE Connectivity PLC	Switzerland	163,100	23,049

Total			126,553

Materials (10.1%)
Akzo Nobel NV	Netherlands	542,500	33,446
Cemex SAB de CV, ADR	Mexico	1,996,000	11,198
Glencore PLC *	Australia	5,450,000	20,048
Holcim, Ltd. *	United States	496,500	53,410
International Flavors & Fragrances, Inc.	United States	308,800	23,966
Linde PLC	United States	51,600	24,027
Mitsubishi Chemical Group Corp.	Japan	2,847,200	14,052
Nutrien, Ltd.	Canada	313,200	15,557

International Equity Portfolio

Common Stocks (95.1%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Teck Resources, Ltd. - Class B	Canada	311,800	11,359

Total			207,063

Real Estate (1.3%)
CK Asset Holdings, Ltd.	Hong Kong	2,800,500	11,375
Daito Trust Construction Co., Ltd.	Japan	106,000	10,841
Hang Lung Group, Ltd.	Hong Kong	3,500,000	5,147

Total			27,363

Total Common Stocks (Cost: $1,782,599)			1,940,946

Preferred Stocks (2.9%)	Country	Shares/ Par +	Value $ (000’s)
Financials (2.2%)
Itau Unibanco Holding SA	Brazil	7,957,400	43,800

Total			43,800

Information Technology (0.7%)
Samsung Electronics Co., Ltd.	South Korea	460,000	14,880

Total			14,880

Total Preferred Stocks (Cost: $56,326)			58,680

Total Investments (98.0%) (Cost: $1,838,925)@			1,999,626

Other Assets, Less Liabilities (2.0%)			40,240

Net Assets (100.0%)			2,039,866

Investments by Country of Risk as a Percentage of Net Assets:
United States	24.2%
United Kingdom	10.6%
Germany	7.6%
China	7.5%
France	7.5%
Japan	6.8%
Other	33.8%

Total	98.0%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	CNH	12,417	1,710	4/10/25	$76	$—	$76
Sell	State Street Bank & Trust Company	CNH	9,600	1,324	4/10/25	34	—	34
Sell	UBS AG	CNH	9,600	1,322	4/10/25	36	—	36
Sell	Barclays Bank PLC	CNH	40,948	5,642	4/17/25	127	—	127
Sell	JP Morgan Chase Bank NA	CNH	20,474	2,821	4/17/25	62	—	62
Sell	UBS AG	CNH	40,948	5,642	4/17/25	127	—	127
Sell	Citibank NA	CNH	26,500	3,658	5/15/25	—	(1)	(1)
Sell	Standard Chartered Bank	CNH	22,000	3,037	5/15/25	8	—	8
Sell	Bank of America NA	CNH	13,445	1,857	5/22/25	53	—	53
Sell	State Street Bank & Trust Company	CNH	13,445	1,860	5/22/25	46	—	46
Sell	UBS AG	CNH	40,334	5,571	5/22/25	147	—	147
Sell	HSBC Bank USA	CNH	29,303	4,052	6/12/25	95	—	95
Sell	JP Morgan Chase Bank NA	CNH	13,500	1,867	6/12/25	67	—	67
Sell	UBS AG	CNH	28,300	3,914	6/12/25	144	—	144
Sell	HSBC Bank USA	CNH	29,599	4,098	6/26/25	146	—	146
Sell	UBS AG	CNH	14,801	2,049	6/26/25	74	—	74
Sell	Citibank NA	CNH	12,417	1,720	7/10/25	85	—	85
Sell	HSBC Bank USA	CNH	14,800	2,051	7/10/25	77	—	77
Sell	UBS AG	CNH	41,420	5,742	7/17/25	218	—	218
Sell	JP Morgan Chase Bank NA	CNH	105	15	8/14/25	—π	—	—π
Sell	UBS AG	CNH	316	45	8/14/25	—π	—	—π
Sell	HSBC Bank USA	CNH	16,678	2,320	9/11/25	82	—	82
Sell	State Street Bank & Trust Company	CNH	8,339	1,163	9/11/25	37	—	37
Sell	UBS AG	CNH	16,677	2,320	9/11/25	82	—	82
Sell	Bank of America NA	CNH	12,417	1,729	9/25/25	72	—	72

International Equity Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	CNH	12,417	1,729	9/25/25	$82	$—	$82
Sell	UBS AG	CNH	24,833	3,458	9/25/25	148	—	148
Sell	HSBC Bank USA	CNH	20,670	2,882	10/16/25	91	—	91
Sell	JP Morgan Chase Bank NA	CNH	6,890	961	10/16/25	29	—	29
Sell	Barclays Bank PLC	CNH	13,751	1,921	11/20/25	—	(10)	(10)
Sell	Citibank NA	CNH	27,499	3,842	11/20/25	—	(20)	(20)
Sell	UBS AG	CNH	13,751	1,921	11/20/25	—	(10)	(10)
Sell	Citibank NA	CNH	21,935	3,068	12/11/25	9	—	9
Sell	HSBC Bank USA	CNH	21,935	3,069	12/11/25	13	—	13
Sell	Bank of America NA	CNH	13,948	1,955	1/15/26	—	(17)	(17)
Sell	Barclays Bank PLC	CNH	21,666	3,037	1/15/26	—	(4)	(4)
Sell	HSBC Bank USA	CNH	13,900	1,948	1/15/26	—	(17)	(17)
Sell	Standard Chartered Bank	CNH	10,834	1,519	1/15/26	—	(5)	(5)
Sell	HSBC Bank USA	CNH	11,558	1,622	2/5/26	—	(3)	(3)
Sell	Morgan Stanley & Co. International PLC	CNH	23,142	3,247	2/5/26	—	(5)	(5)
Sell	HSBC Bank USA	CNH	10,076	1,414	2/12/26	—	(8)	(8)
Sell	JP Morgan Chase Bank NA	CNH	6,718	943	2/12/26	—	(5)	(5)
Sell	UBS AG	CNH	10,077	1,414	2/12/26	—	(8)	(8)
Sell	Citibank NA	CNH	47,322	6,653	3/13/26	33	—	33
Sell	UBS AG	CNH	47,322	6,653	3/13/26	15	—	15
Sell	HSBC Bank USA	CNH	37,533	5,279	3/20/26	30	—	30
Sell	UBS AG	CNH	18,768	2,640	3/20/26	17	—	17
Sell	Bank of America NA	TWD	23,331	703	4/10/25	33	—	33
Sell	Barclays Bank PLC	TWD	31,400	946	4/10/25	47	—	47
Sell	JP Morgan Chase Bank NA	TWD	24,668	743	4/10/25	38	—	38
Sell	UBS AG	TWD	24,998	753	4/10/25	46	—	46
Sell	Bank of America NA	TWD	31,397	947	4/17/25	46	—	46
Sell	HSBC Bank USA	TWD	70,517	2,127	4/17/25	116	—	116
Sell	Bank of America NA	TWD	23,998	725	5/15/25	55	—	55
Sell	Barclays Bank PLC	TWD	24,998	756	5/15/25	57	—	57
Sell	HSBC Bank USA	TWD	24,001	726	5/15/25	55	—	55
Sell	JP Morgan Chase Bank NA	TWD	25,000	756	5/15/25	59	—	59
Sell	Bank of America NA	TWD	25,001	758	6/26/25	57	—	57
Sell	Barclays Bank PLC	TWD	24,001	728	6/26/25	56	—	56
Sell	JP Morgan Chase Bank NA	TWD	25,001	758	6/26/25	57	—	57
Sell	JP Morgan Chase Bank NA	TWD	48,000	1,458	7/24/25	70	—	70
Sell	UBS AG	TWD	48,000	1,458	7/24/25	68	—	68
Sell	HSBC Bank USA	TWD	44,500	1,354	8/14/25	83	—	83
Sell	JP Morgan Chase Bank NA	TWD	44,500	1,354	8/14/25	78	—	78
Sell	HSBC Bank USA	TWD	19,447	600	2/26/26	11	—	11
Sell	HSBC Bank USA	TWD	25,557	789	3/6/26	11	—	11
Sell	JP Morgan Chase Bank NA	TWD	25,561	789	3/6/26	10	—	10
Sell	State Street Bank & Trust Company	TWD	25,560	789	3/6/26	12	—	12
Sell	Citibank NA	TWD	53,368	1,650	3/20/26	10	—	10
Sell	HSBC Bank USA	TWD	53,368	1,650	3/20/26	9	—	9

						$3,446	$(113)	$3,333

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$ 3,446	—	$ 3,446	$ (113)	—	— $	(113)

International Equity Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,838,925 and the net unrealized appreciation of investments based on that cost was $164,034 which is comprised of $367,528 aggregate gross unrealized appreciation and $203,494 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)

Assets:
Preferred Stocks
Financials	$43,800	$—	$ —
Information Technology	—	14,880	—
Common Stocks
Communication Services	47,895	55,248	—
Consumer Discretionary	143,866	90,925	—
Consumer Staples	15,765	145,733	—
Energy	51,728	68,239	—
Financials	34,704	409,608	—
Industrials	55,356	143,149	—
Information Technology	23,049	103,504	—
Materials	86,107	120,956	—
All Others	—	345,114	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	3,446	—

Total Assets:	$502,270	$1,500,802	$ —

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(113)	—

Total Liabilities:	$—	$(113)	$ —

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand